Fair Value of Financial Instruments - Carrying Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash, carrying value	$ 127,227	$ 153,977	$ 84,002	$ 42,530
Equity investment - Common stock of Scorpio Tankers Inc.	0	27,607	$ 24,116
Bank loans, net, carrying value	64,292	87,650
Redeemable notes	0	53,015
Level 1 | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash, fair value	127,227	153,977
Equity investment - Common stock of Scorpio Tankers Inc.	0	27,607
Level 2 | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Bank loans, net, fair value	64,292	87,650
Redeemable notes	$ 0	$ 53,015